Investment Strategy	Sep. 29, 2025
Amana Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund invests primarily in dividend-paying common stocks, including foreign stocks. Investment decisions are made in accordance with Islamic principles. Generally, Islamic principles require that investors share in profit and loss, that they receive no usury or interest, and that they do not invest in a business that is prohibited by Islamic principles. To the extent prohibited by Islamic investment principles the Fund does not invest in companies primarily engaged in businesses such as alcohol, tobacco, pork products, pornography, interest-based banks, finance associations and insurers, weapons, and gambling.

The Fund does not make any investments not permitted under Islamic principles, including those that pay interest. Islamic principles discourage speculation. The Fund tends to hold investments for several years. The Fund may invest its uninvested cash in short-term Islamic income-producing investments called murabaha and wakala, as described below.

The Fund diversifies its investments across industries and companies, and principally follows a large-cap value investment style. Common stock purchases are restricted to dividend-paying companies. The Fund seeks companies demonstrating both Islamic and sustainable characteristics.

The Fund’s adviser (Saturna Capital Corporation) considers issuers with sustainable characteristics to be those issuers that are more established, consistently profitable, and financially strong, with robust policies in the areas of the environment, social responsibility, and corporate governance (collectively referred to as “Sustainability”).

Except for murabaha and wakala investments, the adviser employs a sustainable rating system based on its own, as well as third-party, data to identify issuers believed to have lower Sustainability risks. The use of third-party data does not include third-party environmental, social, or governance ("ESG") ratings or criteria established by third parties for third-party ratings. The adviser’s proprietary scoring system assesses how well a company performs relative to a blend of its industry, sector, and country peers. In addition to the financial considerations discussed above, the adviser considers sustainability practices such as carbon emissions, water usage, renewable energy, and fair labor and supply chain practices. The Fund’s Sustainability evaluation process considers risks and opportunities holistically, meaning an issuer will not necessarily be excluded from investment due to any one particular factor if the overall analysis results in a favorable evaluation by the adviser. The adviser also uses negative screening to exclude companies primarily engaged in higher Sustainability risk businesses, such as companies in the business of fossil fuel exploration, production, or refining, and, to the extent prohibited by Islamic investment principles, companies primarily engaged in businesses such as alcohol, tobacco, pork products, pornography, interest-based banks, finance associations and insurers, weapons, and gambling.

It is the policy of the Income Fund, under normal circumstances, to invest at least 80% of its total net assets in income-producing securities, primarily dividend-paying common stocks.

Because Islamic principles preclude the use of interest-paying instruments, the Fund’s cash positions do not earn interest income. The Fund may invest its cash positions in murabaha and wakala, which are notes and certificates issued for payment by foreign governments, their agencies, and financial institutions in transactions structured to be in accordance with Islamic principles. Murabaha involves a purchase and sale contract, and wakala involves the operation of an account under the Islamic finance principle of wakala (an agency agreement). These investments typically involve the purchase of financial certificates representing investments in tangible assets, project financing, sale and leaseback arrangements, and the distribution of profits (as opposed to the payment of interest) related to the underlying asset or project. Unlike an investment in a bond that represents a promise to pay interest, these investments involve the sharing of profits and losses in the assets or projects financed by the Fund’s investment in the notes and certificates. In addition, the Fund may invest cash positions in time deposits with banks that involve underlying purchase and sale agreements to generate the return on the deposit.

The Fund will seek to gain exposure to murabaha and wakala investments by investing up to 20% of the Fund’s total net assets in a wholly-owned and controlled subsidiary, which is organized under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary invests in murabaha and wakala investments and may invest in other short-term Islamic income-producing investments. The Fund invests in the Subsidiary in order to gain exposure to murabaha and wakala investments within the limitations of the federal tax law, rules and regulations that apply to “regulated investment companies.”

Amana Growth Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund invests primarily in common stocks, including foreign stocks. Investment decisions are made in accordance with Islamic principles. Generally, Islamic principles require that investors share in profit and loss, that they receive no usury or interest, and that they do not invest in a business that is prohibited by Islamic principles. To the extent prohibited by Islamic investment principles the Fund does not invest in companies primarily engaged in businesses such as alcohol, tobacco, pork products, pornography, interest-based banks, finance associations and insurers, weapons, and gambling.

The Fund does not make any investments not permitted under Islamic principles, including those that pay interest. Islamic principles discourage speculation. The Fund tends to hold investments for several years. The Fund may invest its uninvested cash in short-term Islamic income-producing investments called murabaha and wakala, as described below.

The Fund diversifies its investments across industries and companies, and principally follows a large-cap value investment style. As a result, the Fund favors companies expected to grow earnings and stock prices faster than the economy. The Fund's adviser (Saturna Capital Corporation) considers a company's past earnings and revenue growth rates, as well as the expectation of increases in earnings and share price. The Fund may also invest in smaller and less seasoned companies. The Fund seeks companies demonstrating both Islamic and sustainable characteristics.

The Fund’s adviser considers issuers with sustainable characteristics to be those issuers that are more established, consistently profitable, and financially strong, with robust policies in the areas of the environment, social responsibility, and corporate governance (collectively referred to as “Sustainability”).

Except for murabaha and wakala investments, the adviser employs a sustainable rating system based on its own, as well as third-party, data to identify issuers believed to have lower Sustainability risks. The use of third-party data does not include third-party environmental, social, or governance ("ESG") ratings or criteria established by third parties for third-party ratings. The adviser’s proprietary scoring system assesses how well a company performs relative to a blend of its industry, sector, and country peers. In addition to the financial considerations discussed above, the adviser considers sustainability practices such as carbon emissions, water usage, renewable energy, and fair labor and supply chain practices. The Fund’s Sustainability evaluation process considers risks and opportunities holistically, meaning an issuer will not necessarily be excluded from investment due to any one particular factor if the overall analysis results in a favorable evaluation by the adviser. The adviser also uses negative screening to exclude companies primarily engaged in higher Sustainability risk businesses, such as companies in the business of fossil fuel exploration, production, or refining, and, to the extent prohibited by Islamic investment principles, companies primarily engaged in businesses such as alcohol, tobacco, pork products, pornography, interest-based banks, finance associations and insurers, weapons, and gambling.

It is the policy of the Fund, under normal circumstances, to invest at least 80% of total net assets in common stocks (the “80% Policy”).

Because Islamic principles preclude the use of interest-paying instruments, the Fund’s cash positions do not earn interest income. The Fund may invest its cash positions in murabaha and wakala, which are notes and certificates issued for payment by foreign governments, their agencies, and financial institutions in transactions structured to be in accordance with Islamic principles. Murabaha involves a purchase and sale contract, and wakala involves the operation of an account under the Islamic finance principle of wakala (an agency agreement). These investments typically involve the purchase of financial certificates representing investments in tangible assets, project financing, sale and leaseback arrangements, and the distribution of profits (as opposed to the payment of interest) related to the underlying asset or project. Unlike an investment in a bond that represents a promise to pay interest, these investments involve the sharing of profits and losses in the assets or projects financed by the Fund’s investment in the notes and certificates. In addition, the Fund may invest cash positions in time deposits with banks that involve underlying purchase and sale agreements to generate the return on the deposit.

The Fund will seek to gain exposure to murabaha and wakala investments by investing up to 20% of the Fund’s total net assets in a wholly-owned and controlled subsidiary, which is organized under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary invests in murabaha and wakala investments and may invest in other short-term Islamic income-producing investments. The Fund invests in the Subsidiary in order to gain exposure to murabaha and wakala investments within the limitations of the federal tax law, rules and regulations that apply to “regulated investment companies.”

Amana Developing World Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Fund invests at least 80% of total net assets in common stocks of companies with significant exposure (50% or more of production assets or revenues) to countries with developing economies and/or markets. Production assets are the property or equipment used by a company. Investment decisions are made in accordance with Islamic principles. Generally, Islamic principles require that investors share in profit and loss, that they receive no usury or interest, and that they do not invest in a business that is prohibited by Islamic principles. To the extent prohibited by Islamic investment principles the Fund does not invest in companies primarily engaged in businesses such as alcohol, tobacco, pork products, pornography, interest-based banks, finance associations and insurers, weapons, and gambling.

The Fund does not make any investments not permitted under Islamic principles, including those that pay interest. Islamic principles discourage speculation. The Fund tends to hold investments for several years. The Fund may invest its uninvested cash in short-term Islamic income-producing investments called murabaha and wakala, as described below.

By allowing investments in companies headquartered in more advanced economies yet having the majority of production assets or revenues in the developing world, the Fund seeks to reduce its foreign investing risk.

The Fund diversifies its investments across the industries, companies, and countries of the developing world, and principally follows a large-cap value investment style. The Fund seeks companies demonstrating both Islamic and sustainable characteristics.

The Fund’s adviser (Saturna Capital Corporation) considers issuers with sustainable characteristics to be those issuers that are more established, consistently profitable, and financially strong, with robust policies in the areas of the environment, social responsibility, and corporate governance (collectively referred to as “Sustainability”).

Except for murabaha and wakala investments, the adviser employs a sustainable rating system based on its own, as well as third-party, data to identify issuers believed to have lower Sustainability risks. The use of third-party data does not include third-party environmental, social, or governance ("ESG") ratings or criteria established by third parties for third-party ratings. The adviser’s proprietary scoring system assesses how well a company performs relative to a blend of its industry, sector, and country peers. In addition to the financial considerations discussed above, the adviser considers sustainability practices such as carbon emissions, water usage, renewable energy, and fair labor and supply chain practices. The Fund’s Sustainability evaluation process considers risks and opportunities holistically, meaning an issuer will not necessarily be excluded from investment due to any one particular factor if the overall analysis results in a favorable evaluation by the adviser. The adviser also uses negative screening to exclude companies primarily engaged in higher Sustainability risk businesses, such as companies in the business of fossil fuel exploration, production, or refining, and, to the extent prohibited by Islamic investment principles, companies primarily engaged in businesses such as alcohol, tobacco, pork products, pornography, interest-based banks, finance associations and insurers, weapons, and gambling.

In determining whether a country is part of the developing world, the Fund’s adviser will consider such factors as the country’s per capita gross domestic product, the percentage of the country’s economy that is industrialized, market capitalization as a percentage of gross domestic product, the overall regulatory environment, and limits on foreign ownership and restrictions on repatriation of initial capital or income.

Through reference to data provided by various globally recognized organizations such as the International Monetary Fund, The World Bank, and the Organization for Economic Cooperation and Development, the adviser maintains a list of countries it considers to have developing economies and/or markets. The list, which changes over time, currently includes:

Argentina, Bahrain, Brazil, Chile, China, Colombia, Croatia, Czech Republic, Egypt, Ecuador, Greece, Hungary, India, Indonesia, Jordan, Kuwait, Malaysia, Malta, Mexico, Oman, Panama, Peru, Philippines, Poland, Qatar, Saudi Arabia, Slovenia, South Africa, South Korea, Taiwan, Thailand, Turkey, Vietnam, and United Arab Emirates

Because Islamic principles preclude the use of interest-paying instruments, the Fund’s cash positions do not earn interest income. The Fund may invest its cash positions in murabaha and wakala, which are notes and certificates issued for payment by foreign governments, their agencies, and financial institutions in transactions structured to be in accordance with Islamic principles. Murabaha involves a purchase and sale contract, and wakala involves the operation of an account under the Islamic finance principle of wakala (an agency agreement). These investments typically involve the purchase of financial certificates representing investments in tangible assets, project financing, sale and leaseback arrangements, and the distribution of profits (as opposed to the payment of interest) related to the underlying asset or project. Unlike an investment in a bond that represents a promise to pay interest, these investments involve the sharing of profits and losses in the assets or projects financed by the Fund’s investment in the notes and certificates. In addition, the Fund may invest cash positions in time deposits with banks that involve underlying purchase and sale agreements to generate the return on the deposit.

The Fund will seek to gain exposure to murabaha and wakala investments by investing up to 20% of the Fund’s total net assets in a wholly-owned and controlled subsidiary, which is organized under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary invests in murabaha and wakala investments and may invest in other short-term Islamic income-producing investments. The Fund invests in the Subsidiary in order to gain exposure to murabaha and wakala investments within the limitations of the federal tax law, rules and regulations that apply to “regulated investment companies.”

Amana Participation Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal conditions, the Fund invests at least 80% of its total net assets in short and intermediate-term Islamic income-producing investments, including for purposes of cash management. Up to 25% of the Fund’s total net assets can be invested in a wholly-owned and controlled subsidiary (the “Subsidiary”) that also invests in short and intermediate-term Islamic income-producing investments. The Fund (and the Subsidiary) invests primarily in notes and certificates issued for payment by foreign governments, their agencies, and financial institutions in transactions structured to be in accordance with Islamic principles. Examples of these notes and certificates include (a) sukuk, which link the returns and cash flows of financing to the assets purchased, or the returns generated from an asset purchased, (b) murabaha, which involves a purchase and sale contract, and (c) wakala, in which accounts are operated under the Islamic finance principle of wakala (an agency agreement).

These investments typically involve the purchase of financial certificates representing investments in tangible assets, project financing, sale and leaseback arrangements, and the distribution of profits (as opposed to the payment of interest) related to the underlying asset or project. Unlike an investment in a bond that represents a promise to pay interest, these investments involve the sharing of profits and losses in the assets or projects financed by the Fund’s investment in the notes and certificates. In addition, the Fund may invest in time deposits with banks that involve underlying purchase and sale agreements to generate the return on the deposit.

Generally, Islamic principles require that investors participate in profit and loss, that they receive no usury or interest, and that they do not invest in a prohibited business. To the extent prohibited by Islamic investment principles the Fund does not invest in issuers whose business involves alcoholic beverages, tobacco, pornography, insurance, gambling, pork products, and interest-based banks or finance associations.

In accordance with Islamic principles, the Fund does not purchase conventional bonds, debentures, or other interest-paying obligations of indebtedness. Islamic principles discourage speculation. The Fund tends to hold investments for several years. Under normal circumstances the Fund maintains a dollar-weighted average maturity of two to five years.

The Participation Fund restricts its investments so that at least 50% are denominated in US dollars, with no more than 10% in any other single currency.

Under normal conditions, the Fund invests at least 65% of its assets in securities rated within the four highest grades (Aaa, Aa, A, Baa) by a nationally-recognized rating agency and may invest up to 35% in unrated and high-yield notes and certificates, which may be considered equivalent to “junk bonds.”

The Fund is non-diversified and may invest a larger percentage of its assets in fewer issuers. In addition, the Fund may concentrate its investments within the financial services industry and real estate sector.

The Subsidiary’s principal investment strategy and principal risks of investing are identical to those of the Fund, and the Subsidiary invests principally in sukuk, murabaha, and wakala. The Fund’s investment in the Subsidiary may not exceed 25% of the value of its total net assets at the end of each quarter of its taxable year. The Subsidiary, on a consolidated basis, is also subject to the same requirements relating to liquidity, and the timing and method of valuation of portfolio investments described elsewhere in this Prospectus and in the Statement of Additional Information. The Fund is the sole shareowner of the Subsidiary and does not expect shares of the Subsidiary to be offered or sold to other investors.